Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Revenue from Contracts with Customers Disaggregated by Major Products (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from contracts with customers	€ 110,013	€ 107,384	€ 26,430
Charging [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from contracts with customers	102,533	89,323	19,506
Commercial and Industrial [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from contracts with customers	1,677	15,788	4,463
Service [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from contracts with customers	5,603	2,004	1,774
Residential Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from contracts with customers		41	287
Other [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Major Products [Line Items]
Revenue from contracts with customers	€ 200	€ 227	€ 400